OPERATING DATA - Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ 3,375	$ 3,661
Gross amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	3,685	4,025
Allowance for lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ (310)	$ (364)	$ (190)	$ (206)